Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES	$ 162,747				$ 11,014					$ 234,221	$ 54,825	$ 165,742
OPERATING EXPENSES:
Production costs	2,235				3,749					49,464	17,244	103,238
Exploration costs	1,327,281				1,197,156					4,626,139	4,551,666	3,542,977
General and administrative	1,182,309				1,254,016					5,195,830	8,569,413	6,541,043
Depreciation expense	326,222				108,386					1,164,366	317,570	280,991
Total Operating Expenses	2,838,047				2,563,307					11,035,799	13,458,375	10,478,162
Operating Loss	(2,675,300)	(3,147,929)	(2,389,291)	(2,712,065)	(2,552,293)	(3,795,077)	(3,250,990)	(2,774,969)	(3,582,514)	(10,801,578)	(13,403,550)	(10,312,420)
OTHER INCOME (EXPENSE):
Interest expense, net, including amortization of deferred financing cost and debt discount	(1,028,627)				(300,167)					(1,667,285)	(497,187)	(12,993)
Gain on revaluation of derivatives					114,000					830,000	995,000	630,000
Other expense	(397,797)				(60,265)					(258,252)	(6,789)	(9,986)
Gain on revaluation of stock awards					38,000					110,000	44,000	(27,000)
Total Other Income (Expense)	(1,519,165)				2,195,068					485,261	340,024	580,021
Net loss	(4,194,465)	(4,346,638)	(2,576,750)	(3,035,704)	(357,225)	(3,510,651)	(3,869,099)	(2,604,885)	(3,078,891)	(10,316,317)	(13,063,526)	(9,732,399)
Net Loss Per Share (Basic and Diluted) (in Dollars per share)	$ (0.04)	$ (0.05)	$ (0.03)	$ (0.03)	$ 0.00	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.03)	$ (0.11)	$ (0.14)	$ (0.11)
Weighted Average Shares Outstanding (Basic and Diluted) (in Shares)	95,107,112				94,692,696					94,895,194	94,303,264	89,552,788
Warrant Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of derivatives					725,000					830,000	995,000	630,000
PIK Note Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of derivatives	$ (92,741)				$ 1,792,500					$ 1,470,798	$ (195,000)